Average Annual Total Returns - Victory RS Global Fund	Class A 1 Year	Class A 5 Years	Class A Life of Class		Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions Life of Class		Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares Life of Class		Class C 1 Year	Class C 5 Years	Class C Life of Class		Class R 1 Year	Class R 5 Years	Class R Life of Class		Class R6 1 Year	Class R6 5 Years	Class R6 Life of Class		Class Y 1 Year	Class Y 5 Years	Class Y Life of Class		MSCI All Country World Index (reflects no deduction for fees, expenses or taxes.) 1 Year	MSCI All Country World Index (reflects no deduction for fees, expenses or taxes.) 5 Years
Total	10.25%	12.53%	10.51%	[1]	10.08%	11.06%	8.96%	[1]	6.19%	9.47%	7.93%	[1]	15.06%	13.02%	10.36%	[1]	16.70%	18.33%	13.23%	[1]	17.27%		18.04%	[1]	17.27%	14.18%	11.53%	[1]	16.25%	12.26%

[1]	Inception date of Class A, Class C, Class R and Class Y is May 16, 2011. Inception date of Class R6 is May 2, 2019.